STOCK OPTION PLAN AND WARRANTS (Tables)	6 Months Ended	12 Months Ended
	Jun. 30, 2022	Dec. 31, 2021
SCHEDULE OF STOCK OPTION TRANSACTIONS

Stock option transactions during 2021 and 2020 were as follows:

	2021		2020
	Shares	Weighted- Average Exercise Price	Shares	Weighted- Average Exercise Price

Outstanding at Beginning of Year	952,025	$5.76	842,650	$6.24
Granted	141,875	11.76	312,500	2.96
Exercised	(62,500)	4.72	(158,750)	1.28
Forfeited or Cancelled	(137,963)	7.44	(44,375)	8.96
Outstanding at End of Year	893,438	6.80	952,025	5.76

Options Exercisable at Year-End	891,563	6.80	952,025	5.76

Weighted-Average Fair Value of Options Granted During the Year	$5.68		$2.00

SCHEDULE OF STOCK OPTIONS OUTSTANDING AND EXERCISABLE

Information with respect to stock options outstanding and exercisable at December 31, 2021 is as follows:

	Options Outstanding			Options Exercisable
Range of Exercise Prices	Number Outstanding at December 31, 2021	Weighted- Average Remaining Contractual Life	Weighted- Average Exercise Price	Number Exercisable at December 31, 2021	Weighted- Average Exercise Price
$0.32 - $16.24	893,438	6.2	$6.80	891,563	$6.80

SCHEDULE OF STOCK OPTIONS, VALUATION ASSUMPTIONS

The fair value of each option granted is estimated on the date of grant using the Black-Scholes option-pricing model with the following weighted-average assumptions used for options granted.

	2021	2020
Expected Life	5 yrs	5 yrs
Dividend Yield	0%	0%
Expected Volatility	90%	90%
Risk-Free Interest Rate	1.00%	0.18%

SCHEDULE OF WARRANT TRANSACTIONS

Warrant transactions during 2021 and 2020 were as follows:

	2021		2020
	Shares	Weighted- Average Exercise Price	Shares	Weighted- Average Exercise Price

Outstanding at Beginning of Year	543,754	$3.04	695,439	$3.04
Granted	509,732	2.96	123,732	2.80
Exercised	(78,102)	2.80
Forfeited or Cancelled	(103,125)	2.80	(275,416)	2.88
Outstanding at End of Year	872,259	3.04	543,754	3.04

Warrant Exercisable at Year-End	872,259	3.04	543,754	3.04

Weighted-Average Fair Value of Warrants Granted During the Year	$ 1.12 - $3.92		$ 0.80 - $2.08

SUMMARY OF WARRANTS OUTSTANDING AND EXERCISABLE

Information with respect to warrants outstanding and exercisable at December 31, 2021 is as follows:

	Warrants Outstanding			Warrants Exercisable
Range of Exercise Prices	Number Outstanding at December 31, 2021	Weighted- Average Remaining Contractual Life	Weighted- Average Exercise Price	Number Exercisable at December 31, 2021	Weighted- Average Exercise Price
$2.80 - $13.20	872,259	1.5	$3.04	872,259	$3.04

SCHEDULE OF STOCK WARRANT, VALUATION ASSUMPTIONS

The fair value of each warrant granted is estimated on the date of grant using the Black-Scholes option-pricing model with the following weighted-average assumptions used for options granted.

	2021	2020
Expected Life	1.5 yrs	1.5 yrs
Dividend Yield	0%	0%
Expected Volatility	90%	90%
Risk-Free Interest Rate	0.18 - 1.00%	0.19 - 1.59%

Previously Reported [Member]
SCHEDULE OF STOCK OPTION TRANSACTIONS

Stock option transactions during 2021 and 2020 were as follows:

	2021		2020
	Shares	Weighted- Average Exercise Price	Shares	Weighted- Average Exercise Price

Outstanding at Beginning of Year	7,616,200	$0.72	6,741,200	$0.78
Granted	1,135,000	1.47	2,500,000	0.37
Exercised	(500,000)	0.59	(1,270,000)	0.16
Forfeited or Canceled	(1,103,700)	0,93	(355,000)	1.12
Outstanding at End of Year	7,147,500	0.85	7,616,200	0.72

Options Exercisable at Year-End	7,132,500	0.85	7,616,200	0.72

Weighted-Average Fair Value of Options Granted During the Year	$0.71		$0.25

SCHEDULE OF STOCK OPTIONS OUTSTANDING AND EXERCISABLE

Information with respect to stock options outstanding and exercisable at December 31, 2021 is as follows:

	Options Outstanding			Options Exercisable
Range of Exericse Prices	Number Outstanding at December 31, 2021	Weighted- Average Remaining Contractual Life	Weighted- Average Exercise Price	Number Exercisable at December 31, 2021	Weighted- Average Exercise Price
$0.04 - $2.03	7,147,500	6.2	$0.85	7,132,500	$0.85

SCHEDULE OF STOCK OPTIONS, VALUATION ASSUMPTIONS

The fair value of each option granted is estimated on the date of grant using the Black-Scholes option-pricing model with the following weighted-average assumptions used for options granted.

	2021	2020
Expected Life	5 yrs	5 yrs
Dividend Yield	0%	0%
Expected Volatility	90%	90%
Risk-Free Interest Rate	1.00%	0.18%

SCHEDULE OF WARRANT TRANSACTIONS

Warrant transactions during 2021 and 2020 were as follows:

	2021		2020
	Shares	Weighted- Average Exercise Price	Shares	Weighted- Average Exercise Price

Outstanding at Beginning of Year	4,350,034	$0.38	5,563,509	$0.38
Granted	4,077,857	0.37	989,856	0.35
Exercised	(624,819)	0.35
Forfeited or Canceled	(825,000)	0.35	(2,203,331)	0.36
Outstanding at End of Year	6,978,072	0.38	4,350,034	0.38

Warrant Exercisable at Year-End	6,978,072	0.38	4,350,034	0.38

Weighted-Average Fair Value of Warrants Granted During the Year	$0.14 - $0.49		$0.10 - $0.26

SUMMARY OF WARRANTS OUTSTANDING AND EXERCISABLE

Information with respect to warrants outstanding and exercisable at December 31, 2021 is as follows:

	Warrants Outstanding			Warrants Exercisable
Range of Exericse Prices	Number Outstanding at December 31, 2021	Weighted- Average Remaining Contractual Life	Weighted- Average Exercise Price	Number Exercisable at December 31, 2021	Weighted- Average Exercise Price
$0.35 - $1.65	6,978,072	1.5	$0.38	6,978,072	$0.38

SCHEDULE OF STOCK WARRANT, VALUATION ASSUMPTIONS

The fair value of each warrant granted is estimated on the date of grant using the Black-Scholes option-pricing model with the following weighted-average assumptions used for options granted.

	2021	2020
Expected Life	1.5 yrs	1.5 yrs
Dividend Yield	0%	0%
Expected Volatility	90%	90%
Risk-Free Interest Rate	0.18 - 1.00%	0.19 - 1.59%